COMMITMENTS AND CONTINGENCIES - Minimum Guarantee Obligations (Details) - OLD PlayStudios, Inc. - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Minimum
Other Commitments [Line Items]
Lease renewal term		2 years
Maximum
Other Commitments [Line Items]
Lease renewal term		5 years
Minimum guaranteed obligation
Other Commitments [Line Items]
2021	$ 200	$ 200
2022	200	200
2023		0
2024		0
2025		0
Total	$ 400	$ 400